Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Accrued expenses and other current liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
12.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

A summary of the Group’s accrued expenses and other current liabilities as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Interest payable	$90,570	$97,387
Operating costs	57,957	55,880
Payroll and employee costs	55,131	25,830
Product and commission costs	35,309	34,124
Air costs	29,929	11,787
Indirect taxes payable	27,869	18,250
Forward foreign currency contracts	24,802	—
Marketing expenses	23,991	30,681
Overhead costs	21,656	23,368
Travel protection cancellation reserve	15,047	9,591
Other	41,868	48,143
Total	$424,129	$355,041

The changes in accrued expenses and other current liabilities are based on the timing of accruals for goods and services and payments.